Income Taxes (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balances at beginning balance	$ 19	$ 63
Decrease for positions taken in prior years	(19)	(44)
Balances at ending balance	$ 0	$ 19